Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	3 Months Ended		12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Operating activities
Net loss from continuing operations	$ (27,012,664)	$ (61,490,428)	$ (167,318,738)	$ (43,841,777)	$ (75,419,960)
Net income from discontinued operations	544,280	1,046,669	1,123,039	(7,582,632)	2,001,215
Net loss	(26,468,384)	(60,443,759)	(166,195,699)	(51,424,409)	(73,418,745)
Adjustments to reconcile net loss to net cash flows:
Write-down of inventories	115,356	11,241	1,078,324	2,299,866	19,859
Write-down of intangibles assets			3,720,042
Loss (gain) on disposal of property and equipment			(81,326)
Depreciation of property and equipment	188,374	222,621	783,081	1,274,597	1,448,867
Depreciation of right-of-use assets	187,184	124,818	515,558	581,936	610,941
Amortization of intangible assets	165,134	137,112	257,932	286,494	257,064
Impairment loss related to goodwill and intangible assets			65,542,621	5,791,439	38,207,503
Finance costs, net	13,167,165	(2,373,295)	1,929,100	(986,824)	(7,376,716)
Listing expense		59,139,572	59,139,572
Transaction costs		416,903	431,458	437,500
Stock-based compensation	1,678,690	(5,985,250)	1,715,512	2,436,974	4,590,336
Redeemable stock options					(317,663)
Gain on lease liability cancellation			(204,146)	(78,607)
Loss on bridge loan	(3,213,567)		1,201,380
Loss on conversion option			366,957
Gain on government grant liability			(86,305)
Foreign exchange loss	3,889,140	509,860	(14,934)	308,854	(1,756,535)
Total adjustments to reconcile net loss to net cash flows	(10,290,908)	(8,240,177)	(29,900,873)	(39,072,180)	(37,735,089)
Net change in non-cash working capital items	4,863,884	(13,333,715)	(10,989,247)	2,421,056	(391,808)
Net cash flows related to operating activities	(5,427,024)	(21,573,892)	(40,890,120)	(36,651,124)	(38,126,897)
Investing activities
Additions to property and equipment	(64,799)	(15,091)	(504,320)	(188,775)	(2,173,529)
Disposal of property and equipment			81,326	45,000
Additions to intangible assets	(66,849)	(2,859,836)	(12,976,529)	(12,356,950)	(10,853,759)
Grants received related to intangible assets and property and equipment			13,713	268,460	986,295
R&D tax credit received		1,522,306	1,522,306	836,171
Finance income received	51,472	109,807	334,751	223,594	40,251
Net cash flows related to investing activities	(80,176)	(1,242,814)	(11,528,753)	(11,172,500)	(12,000,742)
Financing activities
Debt issuance		29,506,254	29,463,494	29,406,425
Cash acquired from a reverse asset acquisition		19,477,645	19,750,572
Other loan settlement/reimbursed				(134,189)	(768,850)
Interest paid on credit facility and other loan	(39,423)	(1,078,453)	(3,477,751)	(4,773,512)	(3,620,539)
Exercise of warrants	476	337	337	7,992
Debt issuance costs		(9,645)	(233,737)	(2,119,392)
Standby Equity Purchase Agreement (SEPA)	14,417,833
Bridge loan issuance	3,808,667		8,234,464	6,250,000
Bridge loans settlement				(6,250,000)
Issuance and modification costs of convertible loans					(124,717)
Exercise of stock options			(4,181)		9,221
Share issuance proceed			10,849		85,236,002
Share issuance cost					(6,094,621)
Government grant liability issuance					178,857
Repayment principal amount of lease liabilities	(157,286)	(357,989)	(971,677)	(687,150)	(316,472)
Interest paid on lease liability	(58,398)	91,654	(300,424)	(451,894)	(551,291)
Net cash flows related to financing activities	17,971,869	47,629,803	52,471,946	21,248,280	73,947,590
Effect of foreign exchange on cash		(681,501)	159,971	(394,515)	2,005,632
Net increase (decrease) in cash	12,464,669	24,131,596	213,044	(26,969,859)	25,825,583
Cash, beginning of year	5,269,084	5,056,040	5,056,040	32,025,899	6,200,316
Cash, end of year	$ 17,733,753	$ 29,187,636	$ 5,269,084	$ 5,056,040	$ 32,025,899